Earnings and Dividends Per Share (Details Textual) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Convertible Notes due 2040 [Member]	Dec. 31, 2010 Senior Convertible Notes due 2011 [Member]	Dec. 31, 2009 Senior Convertible Notes due 2011 [Member]	Dec. 31, 2011 Senior Convertible Notes due 2012 [Member]	Dec. 31, 2011 Stock options [Member]	Dec. 31, 2010 Stock options [Member]	Dec. 31, 2009 Stock options [Member]	Mar. 18, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2009 Warrants [Member]	Sep. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	May 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Mar. 31, 2011 Forward Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option to Purchase Common Shares Outstanding									2,700,000	3,200,000	3,400,000
Anti Dilutive Common Shares excluded from the computations									2,700,000	3,200,000	3,400,000						9,500,000
Warrants to purchase common shares												10,000,000
Warrants to purchase common shares													10,000,000	10,000,000
Number of Shares Sold		9,500,000	53,000,000	23,500,000											15,000,000	15,000,000
Senior Convertible Notes Convertible to common Shares price					$ 16.19	$ 64.23	$ 64.23	$ 74.56
Earnings and Dividends Per Share (Textual) [Abstract]
Forward equity agreement entered, included in the computation of diluted EPS	9,500,000
Common shares, shares issued		277,114,784	256,267,750
Number of Shares Restricted Stock		1,912,736	1,860,064	1,143,000